Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Supplement Dated
November 14, 2024

to the

Freedom 100 Emerging Markets ETF (FRDM)

Statement of Additional Information
dated January 31, 2024

a series of EA Series Trust
(the “Fund”)

Effective November 15, 2024, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, is $2,000.

Please retain this Supplement with your Statement of Additional Information for future reference.